Dec. 22, 2016

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE PROSPECTUSES

DATED APRIL 29, 2016,

AS REVISED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Premier Class (TPIXX)

Investment Class (TPVXX)

(the "Fund")

Effective immediately, the Prospectuses are supplemented as follows:

1. The following paragraph is added under the heading "Principal Risks" in the Fund Summary section of the Prospectus for the Fund, on page 7 of each Prospectus:

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE PROSPECTUS

DATED APRIL 29, 2016,

AS REVISED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Service Class (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Service Class (TPSXX)

(each, a "Fund," and together, the "Funds")

Effective immediately, the Prospectus is supplemented as follows:

1. The following paragraph is added under the heading "Principal Risks" in the Fund Summary section of the Prospectus for each Fund, on pages 7 and 11 of the Prospectus:

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE PROSPECTUS

DATED APRIL 29, 2016,

AS REVISED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Premier Class (TRIXX)

Investment Class (TRVXX)

Institutional Class (SSJXX)

Investor Class (SSNXX)

Administration Class (SSKXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Premier Class (TPIXX)

Investment Class (TPVXX)

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

(each, a "Fund," and together, the "Funds")

Effective immediately, the Prospectus is supplemented as follows:

1. The following paragraph is added under the heading "Principal Risks" in the Fund Summary section of the Prospectus for each Fund, on pages 9 and 14 of the Prospectus:

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE PROSPECTUS

DATED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Trust Class (TPLXX)

(the "Fund")

Effective immediately, the Prospectus is supplemented as follows:

1. The following paragraph is added under the heading "Principal Risks" in the Fund Summary section of the Prospectus for the Fund, on page 8 of the Prospectus:

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.